RELATED PARTY TRANSACTIONS (Details)			1 Months Ended					12 Months Ended
	Mar. 24, 2021 USD ($) $ / shares shares	Jul. 24, 2020 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	May 31, 2022 USD ($) installment	Jan. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2022 CNY (¥) installment	Jul. 01, 2019
Related Party Transaction
Profit or loss from related party								$ 5,000,000
Lease income								60,000	$ 148,000	$ 140,000
Equity ownership (as a percent)							16.327%
Shares issued | shares	15,853,658	23,000,000
Offering price per share | $ / shares	$ 2.05
Net proceeds from issuance of common stock	$ 32,500,000
Beijing Tianshi Tongda Pharmaceuticals Technology Co., Ltd
Related Party Transaction
Upfront payment					$ 10,000,000
Number of installments for upfront payment | installment					2							2
Profit or loss from related party								5,000,000.0
Precision Autoimmune Therapeutics Co., Ltd
Related Party Transaction
Aggregate consideration for equity investment					$ 3,000,000.0							¥ 20,000,000.0
Profit or loss from related party					$ 800,000			800,000
BioCheck Inc.
Related Party Transaction
Term of lease contract							1 year
Lease payments						$ 12,000	$ 5,000		60,000	144,000	$ 60,000
Juventas Cell Therapy Ltd.
Related Party Transaction
Term of lease contract													1 year
Lease income								$ 60,000	$ 148,000	$ 140,000
Costs of leased equipment			$ 138,000	¥ 900,000
Chairman and Chief Executive Officer | Emerging Technology Partners LLC
Related Party Transaction
Shares issued | shares	3,000,000
Offering price per share | $ / shares	$ 2.05
Net proceeds from issuance of common stock	$ 6,150,000